BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Jan. 01, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts Receivable
Accounts Receivable, Net

	As of
(In thousands)	January 1, 2023	January 2, 2022
Accounts receivable, gross(1)	$55,218	$40,895
Less: allowance for credit losses	(807)	(940)
Less: allowance for sales returns	(110)	(225)
Accounts receivable, net	$54,301	$39,730
(1)The Company maintains factoring arrangements with two separate third-party factor agencies related to our accounts receivable from customers in Europe and the United States. As a result of these factoring arrangements, title of certain accounts receivable balances was transferred to third-party vendors, and both arrangements were accounted for as a sale of financial assets given effective control over these financial assets has been surrendered. As a result, these financial assets have been excluded from our Consolidated Balance Sheets.
In connection with the factoring arrangements, we sold accounts receivable invoices amounting to $577.9 million and $336.7 million in fiscal years 2022 and 2021, respectively. As of January 1, 2023 and
January 2, 2022, total uncollected accounts receivable from end customers under both arrangements were $63.6 million and $36.7 million, respectively.

(In thousands)	Balance at Beginning of Period	Charges to Expense	Deductions	Balance at End of Period
Allowance for credit losses
Year ended January 1, 2023	$940	$(13)	$(120)	$807
Year ended January 2, 2022	3,768	(1,973)	(855)	940

Allowance for sales returns
Year ended January 1, 2023	$225	$(115)	$—	$110
Year ended January 2, 2022	359	(134)	—	225

Schedule of Inventory, Current
Inventories

	As of
(In thousands)	January 1, 2023	January 2, 2022
Raw materials	$83,350	$47,894
Work-in-process	76,718	47,953
Finished goods	143,162	116,973
Inventories	$303,230	$212,820
As of January 1, 2023 and January 2, 2022, the Company had reserves to reflect the inventories at lower of cost and net realizable value of $21.3 million and $4.9 million respectively.

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure
Prepaid Expenses and Other Current Assets

	As of
(In thousands)	January 1, 2023	January 2, 2022
VAT receivables, current portion	$7,320	$9,063
Tax receivables	3,819	6,843
Receivables from tolling partners	14,923	5,895
Other receivables from SunPower (Note 3)	14,703	13,979
Other receivables	19,394	4,763
Deferred issuance cost	1,652	—
Restricted cash	37,974	1,661
Prepaid expenses	24,229	14,626
Derivative financial instruments (Note 12)	703	3,526
Asset held for sale(1)	1,490	—
Other prepaid expenses and other current assets	764	1,548
Prepaid expenses and other current assets	$126,971	$61,904
(1)     As part of the May 2021 Restructuring Plan, the Company had approved to put up the building to be sold on March 2022. The Company has managed to identify a buyer and the sales is expected to be completed during fiscal year 2023.

Schedule of Finite-Lived Intangible Assets	Definite-lived intangible assets are amortized using the straight-line method over the estimated useful lives of the intangible assets as follows:

Useful Lives in Years
Patents	12
Trademarks	2 to 3
Purchased technology	1 to 7
Intangible Assets, Net

(In thousands)	Gross	Accumulated Amortization	Net
As of January 1, 2023
Trademarks and purchased technology	$2,305	$(2,014)	$291

As of January 2, 2022
Trademarks and purchased technology	$2,162	$(1,742)	$420

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of January 1, 2023, the estimated future amortization expense related to definite-lived intangible assets is as follows:

(In thousands)
Fiscal Year
2023	$138
2024	89
2025	50
2026	11
2027	2
Thereafter	1
Total future amortization expense	$291

Property, Plant and Equipment

Useful Lives in Years
Buildings	20 to 30
Leasehold improvements	1 to 20
Manufacturing equipment	7 to 15
Computer equipment	2 to 7
Solar power systems	30
Furniture and fixtures	3 to 5
Property, Plant and Equipment, Net

	As of
(In thousands)	January 1, 2023	January 2, 2022
Manufacturing equipment	$300,089	$171,217
Land and buildings	151,763	145,134
Leasehold improvements	89,215	83,293
Solar power systems	1,300	1,337
Computer equipment	39,011	39,815
Furniture and fixtures	1,378	1,360
Construction-in-process	15,786	124,494
Property, plant and equipment, gross	598,542	566,650
Less: accumulated depreciation	(218,074)	(180,020)
Property, plant and equipment, net	$380,468	$386,630

Schedule of Other Assets
Other Long-term Assets

	As of
(In thousands)	January 1, 2023	January 2, 2022
Equity investments without readily determinable fair value (Note 10)	$4,000	$4,000
Equity method investments (Note 10)	3,061	11,230
Prepaid Forward (Note 11)	34,661	32,250
Prepayment for capital expenditure	7,890	34,631
Restricted cash	2,545	24,029
Other	8,261	8,937
Other long-term assets	$60,418	$115,077

Schedule of Accrued Liabilities
Accrued Liabilities

	As of
(In thousands)	January 1, 2023	January 2, 2022
Employee compensation and employee benefits	$25,885	$18,769
Short-term warranty reserves(1)	7,082	11,457
Restructuring reserve (Note 8)	563	1,177
Accrued interest payable	13,577	6,056
Other payables to SunPower (Note 3)	7,769	8,361
VAT payables	8,418	6,687
Derivative financial instruments (Note 12)	5,318	536
Legal accruals	7,903	7,177
Taxes payable	13,575	2,296
Unrecognized tax benefits	—	3,731
Payable to factor agencies	1,172	1,073
Refund liabilities to TotalEnergies, current portion (Note 3)	7,382	—
Repurchase obligation(2)	30,508	—
Other	6,005	11,360
Accrued liabilities	$135,157	$78,680
(1)Included in the warranty reserve is the short-term system warranty reserve of $0.03 million as of January 1, 2023 and January 2, 2022, relating to SunPower’s business which is indemnified by SunPower under the Separation and Distribution Agreement and accordingly, the Company has recorded the corresponding receivables under “Prepaid expense and other current assets” on the Consolidated Balance Sheets.
(2)Amount relates to obligation to the suppliers who perform toll manufacturing of wafers for the Company. The Company has sold polysilicons to these suppliers and will have to repurchase back in the form of wafers.

Other Noncurrent Liabilities
Other Long-term Liabilities

	As of
(In thousands)	January 1, 2023	January 2, 2022
Long-term warranty reserves	$26,130	$23,762
Unrecognized tax benefits	16,823	9,834
Long-term security deposit payable	2,012	1,990
Long-term pension liability	1,632	2,341
Refund liabilities to TotalEnergies, net of current portion (Note 3)	14,764	22,566
Other	2,302	546
Other long-term liabilities	$63,663	$61,039
(1)Included in the warranty reserve is the long-term system warranty reserve of $4.7 million and $3.8 million as of January 1, 2023 and January 2, 2022, respectively, relating to SunPower’s business which is indemnified by SunPower under the Separation and Distribution Agreement and accordingly, the Company has recorded the corresponding receivables under “Prepaid expense and other current assets” on the Consolidated Balance Sheets.

Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss

	As of
(In thousands)	January 1, 2023	January 2, 2022
Cumulative translation adjustment	$(21,695)	$(18,741)
Unrecognized gain on long-term pension liability adjustment	5,105	4,208
Net unrealized (loss) gain on derivative instruments	(5,518)	2,689
Accumulated other comprehensive loss	$(22,108)	$(11,844)